Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,388,446)	$ (5,312,123)	$ (12,127,068)	$ (6,874,156)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	306,092	223,887	299,553	208,448
Non-cash amortization of right-of-use asset and liability	15,245	16,816
(Gain) loss on disposal of property and equipment	0	(36,392)	(36,392)	8,036
Impairment of obsolete inventory	2,075,080	129,162
Issuance of Stock and Warrants for Services or Claims	125,229	79,998
Amortization of stock options	399,436	651,501	782,081	543,332
Amortization of stock warrants issued as a debt discount	900,228	607,320	925,839	0
Decrease (increase) in current assets:
Accounts receivable	(1,197,608)	(213,509)	(183,044)	(12,382)
Prepaid expenses	(10,760)	(37,333)	(56,635)	(24,630)
Inventory	(2,342,871)	(577,788)	(520,982)	(1,310,526)
Security deposits	(12,309)	(14,000)	(14,000)	0
Increase (decrease) in current liabilities:
Accounts payable	257,091	208,486	173,269	(45,778)
Accrued interest	419,807	0
Accrued expenses	125,270	124,929	307,278	(179,209)
Net cash used in operating activities	(3,328,516)	(4,149,046)	(5,146,635)	(5,551,261)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds received from disposal of property and equipment	0	63,957	63,957	0
Purchase of property and equipment	(1,326,276)	(154,853)	(193,184)	(982,818)
Cash paid for construction in progress	0	(2,175,241)	(2,487,673)	0
Cash paid for intangible assets	0	(5,929)	(5,929)	(84,594)
Net cash used in investing activities	(1,326,276)	(2,272,066)	(2,622,829)	(653,051)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount	3,675,000	0	0	5,562,511
Proceeds received from notes payable, related parties	2,400,000	3,870,000	4,120,000	2,075,000
Proceeds received from notes payable	400,000	580,000	580,000	0
Net cash provided by financing activities	6,475,000	4,450,000	4,700,000	7,637,511
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,820,208	(1,971,112)	(3,069,464)	1,433,199
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	276,464	3,345,928	3,345,928	1,912,729
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,096,672	1,374,816	276,464	3,345,928
SUPPLEMENTAL INFORMATION:
Interest paid	27,878	134,444	134,444	4,895
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reclassification of construction in progress to property and equipment	1,766,110	0
Value of debt discounts attributable to warrants	247,880	3,058,526	3,255,468	699,213
Officers and Directors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of Stock and Warrants for Services or Claims	125,229	49,998	49,998	814,047
Advisors and Consultants [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of Stock and Warrants for Services or Claims	$ 0	$ 30,000	$ 30,000	$ 20,000